UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.8%
AUSTRALIA 7.3%
ENERGY—INTEGRATED OIL & GAS 1.0%
Origin Energy Ltd.	59,890	$917,503
INDUSTRIALS 5.5%
AIRPORT SERVICES 1.6%
Australian Infrastructure Fund	117,300	216,549
MAp Group	444,700	1,255,088
		1,471,637
HIGHWAYS & RAILTRACKS 3.7%
Intoll Group	494,594	712,294
Transurban Group	552,473	2,653,943
		3,366,237
RAILROADS 0.2%
Asciano Group(b)	145,200	231,566
TOTAL INDUSTRIALS		5,069,440
UTILITIES 0.8%
ELECTRIC UTILITIES 0.3%
Spark Infrastructure Group, 144A(a)	229,479	245,092
MULTI UTILITIES 0.5%
AGL Energy Ltd.	31,500	492,317
TOTAL UTILITIES		737,409
TOTAL AUSTRALIA		6,724,352
BRAZIL 3.5%
INDUSTRIALS—HIGHWAYS & RAILTRACKS 1.4%
Cia de Concessoes Rodoviarias	49,257	1,270,726
UTILITIES 2.1%
ELECTRIC UTILITIES 1.3%
Cia de Transmissao de Energia Eletrica Paulista	9,201	282,501
EDP - Energias do Brasil SA	41,719	902,432
		1,184,933

	Number of Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.8%
AES Tiete S.A.	58,900	$786,378
TOTAL UTILITIES		1,971,311
TOTAL BRAZIL		3,242,037
CANADA 3.5%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION
Enbridge	27,345	1,432,230
TransCanada Corp.	49,500	1,836,345
		3,268,575
FRANCE 12.5%
CONSUMER DISCRETIONARY—CABLE & SATELLITE 2.8%
Eutelsat Communications	67,300	2,568,909
INDUSTRIALS 5.9%
AIRPORT SERVICES 0.9%
Aeroports De Paris	9,924	809,569
CONSTRUCTION & ENGINEERING 5.0%
Vinci SA	91,926	4,607,949
TOTAL INDUSTRIALS		5,417,518
UTILITIES 3.8%
ELECTRIC UTILITIES 1.1%
Electricite de France	22,689	978,650

	Number of Shares	Value
MULTI UTILITIES 2.7%
GDF Suez	58,589	$2,097,425
Suez Environnement SA	22,700	419,315
		2,516,740
TOTAL UTILITIES		3,495,390
TOTAL FRANCE		11,481,817
GERMANY 3.3%
INDUSTRIALS—AIRPORT SERVICES 0.9%
Fraport AG	14,300	869,648
UTILITIES 2.4%
ELECTRIC UTILITIES 1.7%
E.ON AG	51,700	1,524,483
MULTI UTILITIES 0.7%
RWE AG	9,867	666,507
TOTAL UTILITIES		2,190,990
TOTAL GERMANY		3,060,638
HONG KONG 4.7%
INDUSTRIALS 1.0%
HIGHWAYS & RAILTRACKS 0.6%
Jiangsu Expressway Co., Ltd.	320,000	335,307
Shenzhen Expressway Co., Ltd.	10,000	5,233
Sichuan Expressway Co. Ltd.	332,331	222,729
		563,269
CONGLOMERATES 0.3%
Beijing Enterprises Holdings Ltd.	33,500	238,766
MARINE PORTS & SERVICES 0.1%
Dalian Port (PDA) Co., Ltd.	256,800	105,912
TOTAL INDUSTRIALS		907,947

	Number of Shares	Value
UTILITIES 3.7%
ELECTRIC UTILITIES 2.3%
Cheung Kong Infrastructure Holdings Ltd.	65,500	$260,013
CLP Holdings Ltd.	152,500	1,216,643
HongKong Electric Holdings Ltd.	104,000	631,331
		2,107,987
GAS UTILITIES 1.2%
Enn Energy Holdings Ltd.	192,929	548,288
Hong Kong and China Gas Co., Ltd.	214,410	542,184
		1,090,472
WATER UTILITIES 0.2%
China Water Affairs Group Ltd.	624,000	225,992
TOTAL UTILITIES		3,424,451
TOTAL HONG KONG		4,332,398
ITALY 5.0%
INDUSTRIALS—HIGHWAYS & RAILTRACKS 3.1%
Atlantia S.p.A.	139,235	2,885,145
UTILITIES 1.9%
ELECTRIC UTILITIES 0.6%
Terna Rete Elettrica Nazionale S.p.A.	112,600	478,542
GAS UTILITIES 1.3%
Snam Rete Gas S.p.A.	238,863	1,209,716
TOTAL UTILITIES		1,688,258
TOTAL ITALY		4,573,403
JAPAN 12.5%
INDUSTRIALS—RAILROADS 7.2%
East Japan Railway Co.	75,300	4,546,143
West Japan Railway Co.	577	2,069,403
		6,615,546

	Number of Shares	Value
UTILITIES 5.3%
ELECTRIC UTILITIES 3.7%
Kansai Electric Power Co. (The)	55,100	$1,337,898
Tokyo Electric Power Co. (The)	84,100	2,051,121
		3,389,019
GAS UTILITIES 1.6%
Osaka Gas Co.	216,500	780,624
Tokyo Gas Co.	153,000	694,622
		1,475,246
TOTAL UTILITIES		4,864,265
TOTAL JAPAN		11,479,811
KOREA 0.6%
UTILITIES
ELECTRIC UTILITIES 0.3%
Korea Electric Power Corp.(b)	12,300	317,141
GAS UTILITIES 0.3%
Korea Gas Corp.	5,300	227,060
		544,201
LUXEMBOURG 3.6%
CONSUMER DISCRETIONARY—CABLE & SATELLITE
SES SA	136,700	3,286,394
NETHERLANDS 1.8%
INDUSTRIALS—MARINE PORTS & SERVICES
Koninklijke Vopak NV	35,000	1,670,459
NEW ZEALAND 0.3%
INDUSTRIALS—AIRPORT SERVICES
Auckland International Airport Ltd.	158,805	238,856
PORTUGAL 0.8%
INDUSTRIALS—HIGHWAYS & RAILTRACKS 0.2%
Brisa Auto-Estradas de Portugal SA	35,000	225,686

	Number of Shares	Value
UTILITIES—ELECTRIC UTILITIES 0.6%
EDP - Energias de Portugal SA	153,200	$525,049
TOTAL PORTUGAL		750,735
SPAIN 3.2%
INDUSTRIALS—CONSTRUCTION & ENGINEERING 2.9%
Ferrovial SA	289,028	2,702,566
UTILITIES—GAS UTILITIES 0.3%
Enagas	12,600	255,336
TOTAL SPAIN		2,957,902
SWITZERLAND 0.7%
INDUSTRIALS—AIRPORT SERVICES
Flughafen Zuerich AG	1,750	635,781
UNITED KINGDOM 4.6%
UTILITIES
ELECTRIC UTILITIES 0.7%
Scottish and Southern Energy PLC	37,167	652,751
MULTI UTILITIES 3.0%
National Grid PLC	269,001	2,281,897
United Utilities Group PLC	57,000	513,071
		2,794,968
WATER UTILITIES 0.9%
Pennon Group PLC	32,900	300,535
Severn Trent PLC	26,184	539,246
TOTAL UTILITIES		839,781
TOTAL UNITED KINGDOM		4,287,500

	Number of Shares	Value
UNITED STATES 31.9%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION 3.1%
DCP Midstream Partners LP	6,468	$216,678
Enterprise Products Partners LP	4,800	190,416
Magellan Midstream Partners LP	4,816	247,783
MarkWest Energy Partners LP	7,223	259,450
Plains All American Pipeline LP	3,700	232,767
Williams Cos. (The)	89,805	1,716,174
		2,863,268
TELECOMMUNICATION SERVICES —WIRELESS TELECOMMUNICATION SERVICES 11.4%
American Tower Corp.(b)	108,324	5,552,688
Crown Castle International Corp.(b)	79,400	3,505,510
SBA Communications Corp.(b)	35,800	1,442,740
		10,500,938
UTILITIES 17.4%
ELECTRIC UTILITIES 6.3%
Entergy Corp.	11,254	861,269
NextEra Energy	35,015	1,904,466
Progress Energy	23,000	1,021,660
Southern Co.	55,097	2,051,812
		5,839,207
GAS UTILITIES 0.5%
Questar Corp.	26,024	456,201

		Number of Shares	Value
MULTI UTILITIES 10.3%
Alliant Energy Corp.		6,775	$246,271
CenterPoint Energy		49,600	779,712
CMS Energy Corp.		25,600	461,312
NiSource		27,000	469,800
PG&E Corp.		56,855	2,582,354
Public Service Enterprise Group		31,630	1,046,320
Sempra Energy		20,700	1,113,660
Wisconsin Energy Corp.		31,068	1,795,731
Xcel Energy		43,800	1,006,086
			9,501,246
WATER UTILITIES 0.3%
American Water Works Co.		10,484	243,962
TOTAL UTILITIES			16,040,616
TOTAL UNITED STATES			29,404,822

TOTAL INVESTMENTS (Identified cost—$84,218,012)	99.8%		91,939,681

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		224,711

NET ASSETS	100.0%		$92,164,392

Note: Percentages indicated are based on the net assets of the Fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.3% of net assets of the Fund.

(b) Non-income producing security.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs(Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$91,939,681	$91,939,681	—	—
Total Investments	$91,939,681	$91,939,681	—	—

Note 2. Income Tax Information

As of September 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$11,631,989
Gross unrealized depreciation	(3,910,320)
Net unrealized appreciation	$7,721,669

Cost for federal income tax purposes	$84,218,012

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Adam M. Derechin	By:	s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 24, 2010